JPMorgan Equity Index Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan Equity Index Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/OGEAX; C/OEICX; I/HLEIX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).